Commissions and banking fees	12 Months Ended
Dec. 31, 2025
Commissions And Banking Fees [Abstract]
Commissions and banking fees	Commissions and banking fees
The accounting policy on commissions and banking fees is presented in Note 2c XVIII.
The main services provided by ITAÚ UNIBANCO HOLDING are:
•Credit and debit cards: refer mainly to fees charged by card issuers and annuities charged for the availability and management of credit card.
•Current account services: substantially composed of current account maintenance fees, according to each service package granted to the customer, withdrawals from demand deposit account and money order.
•Funds management: refers to fees charged for the management and performance of investment funds and consortia administration.
•Payments and collections: refer mainly to the fees charged by acquirers for processing transactions carried out with cards, the rental of machines from Rede and transfers made through PIX in legal entity’s packages.
•Economic, financial and brokerage advisory: refer mainly to financial transaction structuring services, placement of securities and intermediation of operations on stock exchange.

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Credit and debit cards (1)	16,839	17,077	16,265
Current account services (1)	3,407	4,109	4,742
Asset management	6,921	6,539	5,792
Funds	4,937	4,983	4,395
Consortia	1,984	1,556	1,397
Credit operations and financial guarantees	2,624	2,782	2,544
Credit operations	875	1,171	1,100
Financial guarantees	1,749	1,611	1,444
Payments and collections (1)	6,786	7,395	9,078
Economic, financial and brokerage advisory	5,131	4,920	3,596
Custody services	914	641	602
Other	4,375	3,608	3,112
Total	46,997	47,071	45,731
1) For better presentation and comparability, comparative balances have been reclassified according to current criteria.